Mine standby costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other income & finance costs [Line Items]
Mine standby costs	$ 34,367	$ 15,351
Stratoni
Disclosure of other income & finance costs [Line Items]
Mine standby costs	24,245	7,168
Skouries
Disclosure of other income & finance costs [Line Items]
Mine standby costs	7,782	5,785
Other mine standby costs
Disclosure of other income & finance costs [Line Items]
Mine standby costs	$ 2,340	$ 2,398